Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 12,042,584	$ 15,503,968	$ 15,193,739
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	6,708,433	7,590,887	7,587,140
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	3,815,479	3,775,811	2,520,768
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	1,893,749	3,111,069	2,772,074
Compania Pisquera de Chile SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	1,390,781	1,283,694	1,154,401
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	52,290	(69,465)	42,787
Distribuidora Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	38,665	324,839	1,431,158
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	(1,062,629)	221,498	210,568
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	(727,028)	(568,189)	(552,816)
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ (67,156)	$ (166,176)	$ 27,659